Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2020	December 31, 2019
	$	$
Accounts payable	2,573,208	1,604,972
Accrued liabilities	1,511,021	1,060,587
Government assistance	40,000	-
	4,124,229	2,665,559